OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2019
OTHER OPERATING INCOME
OTHER OPERATING INCOME

20. OTHER OPERATING INCOME

	2017	2018	2019
	RMB	RMB	RMB
VAT in super deduction	—	—	1,925

From 2019, in accordance with "the Notice of Regulations on Deepening the Reform of Value-Added Tax Reform" and relevant government policies announced by the Ministry of Finance, the State Administration of Taxation and the General Administration of Customs of China, several subsidiaries of the Company, is allowed to enjoy additional 10% VAT-in deduction for any services it purchased ("VAT-in super deduction") from April 1, 2019 to December 31, 2021. The VAT-in super deduction is considered as operating given that all VAT-in were derived from the purchases for that subsidiaries' daily operations in nature, and therefore is presented in Other operating income in the Consolidation Statements of Comprehensive Loss.